Financial instruments - Summary of Movement in Provision for Expected Credit Losses (Details) - Expected credit loss provision - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation Of Financial Assets [Roll Forward]
Expected credit loss provision, beginning balance	$ (1,369)
Expected credit loss provision, ending balance	(496)	$ (1,369)
Trade receivables
Reconciliation Of Financial Assets [Roll Forward]
Expected credit loss provision, beginning balance	(1,369)	(1,566)
Net change in expected credit loss provision during the year	873	197
Expected credit loss provision, ending balance	$ (496)	$ (1,369)